Digital Assets (Tables)	12 Months Ended
Mar. 31, 2026
Digital Assets [Abstract]
Schedule of Digital Assets

Movements of digital assets are as follows:

	As at March 31, 2026	As at March 31, 2025
Opening carrying amount	$-	$-
Additions during the period (received in USDT)	6,750,013	-
Derecognition upon settlement	(6,750,013)	-
Closing carrying amount	$-	$-